Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Fair values of financial assets and liabilities
Schedule of carrying values and fair values of financial assets and liabilities

	30 June 2018		31 December 2017
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss	172,361	172,361	162,878	162,878
Derivative financial instruments	26,955	26,955	25,834	25,834

Loans and advances to banks	6,674	6,694	6,611	6,564
Loans and advances to customers	469,025	468,991	472,498	472,085
Debt securities	4,281	4,273	3,643	3,586

Financial assets at amortised cost	479,980	479,958	482,752	482,235
Financial assets at fair value through other comprehensive income	31,300	31,300
Available-for-sale financial assets			42,098	42,098
Financial liabilities
Deposits from banks	30,934	30,922	29,804	29,798
Customer deposits	421,609	421,834	418,124	418,441
Financial liabilities at fair value through profit or loss	45,777	45,777	50,877	50,877
Derivative financial instruments	25,561	25,561	26,124	26,124
Debt securities in issue	90,293	92,698	72,450	75,756
Liabilities arising from non-participating investment contracts	15,179	15,179	15,447	15,447
Subordinated liabilities	17,637	20,515	17,922	21,398

Schedule of financial assets carried at fair value by valuation hierarchy

Financial assets

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 30 June 2018
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	27,452	9,442	36,894
Loans and advances to banks	—	3,751	—	3,751
Debt securities	19,143	24,633	1,492	45,268
Equity shares	84,389	34	1,968	86,391
Treasury and other bills	57	—	—	57

Total financial assets at fair value through profit or loss	103,589	55,870	12,902	172,361

Financial assets at fair value through other comprehensive income:
Debt securities	23,246	7,263	334	30,843
Equity shares	112	4	18	134
Treasury and other bills	323	—	—	323

Total financial assets at fair value through other comprehensive income	23,681	7,267	352	31,300

Derivative financial instruments	216	25,771	968	26,955

Total financial assets carried at fair value	127,486	88,908	14,222	230,616

At 31 December 2017
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	29,976	—	29,976
Loans and advances to banks	—	1,614	—	1,614
Debt securities	20,276	22,596	2,308	45,180
Equity shares	84,694	18	1,378	86,090
Treasury and other bills	18	—	—	18

Total financial assets at fair value through profit or loss	104,988	54,204	3,686	162,878

Available-for-sale financial assets:
Debt securities	34,763	6,046	92	40,901
Equity shares	555	38	604	1,197

Total available-for-sale financial assets	35,318	6,084	696	42,098

Derivative financial instruments	246	24,532	1,056	25,834

Total financial assets carried at fair value	140,552	84,820	5,438	230,810

Schedule of financial liabilities carried at fair value by valuation hierarchy

Financial liabilities

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m

At 30 June 2018
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,097	10	7,107
Trading liabilities	2,582	36,088	—	38,670

Total financial liabilities at fair value through profit or loss	2,582	43,185	10	45,777

Derivative financial instruments	434	24,355	772	25,561

Total financial liabilities carried at fair value	3,016	67,540	782	71,338

At 31 December 2017
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	3	7,812	—	7,815
Trading liabilities	1,106	41,956	—	43,062

Total financial liabilities at fair value through profit or loss	1,109	49,768	—	50,877

Derivative financial instruments	587	24,733	804	26,124

Total financial liabilities carried at fair value	1,696	74,501	804	77,001

Schedule of movements in the level 3 financial assets portfolio

		Financial
	Financial	assets at			Total
	assets at	fair value	Available-		financial
	fair value	through other	for-sale		assets
	through profit	comprehensive	financial	Derivative	carried at
	or loss	income	assets	assets	fair value
	£m	£m	£m	£m	£m

Balance at 31 December 2017	3,686		696	1,056	5,438
Adjustment for IFRS 9 (note 22)	9,175	302	(696)		8,781

Balance at 1 January 2018	12,861	302			14,219
Exchange and other adjustments	3	(1)		—	2
Gains recognised in the income statement within other income	111	—		2	113
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	—	1		—	1
Purchases	206	—		—	206
Sales	(491)	(91)		(90)	(672)
Transfers into the level 3 portfolio	532	334		—	866
Transfers out of the level 3 portfolio	(320)	(193)		—	(513)

At 30 June 2018	12,902	352		968	14,222

Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018	160	—		2	162

	Financial			Total
	assets at	Available		financial
	fair value	for-sale		assets
	through profit	financial	Derivative	carried at
	or loss	assets	assets	fair value
	£m	£m	£m	£m

At 1 January 2017	3,806	894	1,399	6,099
Exchange and other adjustments	(4)	(15)	18	(1)
Gains recognised in the income statement within other income	11	—	(226)	(215)
Gains recognised in other comprehensive income within the revaluation reserve in respect of available-for-sale financial assets	—	(199)	—	(199)
Purchases	303	24	5	332
Sales	(331)	(23)	(40)	(394)
Transfers into the level 3 portfolio	56	—	—	56
Transfers out of the level 3 portfolio	(123)	(21)	(44)	(188)

At 30 June 2017	3,718	660	1,112	5,490

Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2017	234	—	(227)	7

Schedule of movements in the level 3 financial liabilities portfolio

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2018	—	804	804
Exchange and other adjustments	—	—	—
Gains recognised in the income statement within other income	—	(30)	(30)
Additions	—	—	—
Redemptions	—	(2)	(2)
Transfers into the level 3 portfolio	10	—	10
Transfers out of the level 3 portfolio	—	—	—

At 30 June 2018	10	772	782

Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	—	(30)	(30)

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2017	2	960	962
Exchange and other adjustments	—	14	14
Gains recognised in the income statement within other income	(2)	(207)	(209)
Additions	—	19	19
Redemptions	—	(26)	(26)

At 30 June 2017	—	760	760

Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2017	—	(209)	(209)

Schedule of effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities

				At 30 June 2018
					Effect of reasonably
					possible alternative
					assumptions(1)
		Significant
	Valuation	unobservable		Carrying	Favourable	Unfavourable
	technique(s)	inputs	Range(2)	value	changes	changes
			£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Gross interest rates, inferred spreads (bps)	98 bps/ 208 bps	9,442	418	(264)

Equity and venture capital investments	Market approach	Earnings multiple	1.4/14.1	1,921	65	(65)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)(3)	n/a		485	43	(48)
Unlisted equities and debt securities, property partnerships in the life funds	Underlying asset/net asset value (incl. property prices)(3)	n/a		801	1	(68)
Other				253

				12,902

Financial assets at fair value through other comprehensive income				352	16	(19)
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility	10%/89%	968	1	(4)

				968

Financial assets carried at fair value				14,222

Financial liabilities at fair value through profit or loss				10	—	—
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility	10%/89%	772	—	—

				772

Financial liabilities carried at fair value				782

(1)	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
(2)	The range represents the highest and lowest inputs used in the level 3 valuations.
(3)	Underlying asset/net asset values represent fair value.

				At 31 December 2017
					Effect of reasonably
					possible alternative
					assumptions(1)
		Significant
	Valuation	unobservable		Carrying	Favourable	Unfavourable
	technique(s)	inputs	Range(2)	value	changes	changes
			£m	£m	£m
Financial assets at fair value through profit or loss:
Equity and venture capital investments	Market approach	Earnings multiple	0.9/14.4	1,879	65	(65)
Unlisted equities and debt securities, property partnerships in the life funds	Underlying asset/net asset value (incl. property prices)(3)	n/a	n/a	1,746	26	(76)
Other				61	5	(5)

				3,686

Available-for-sale financial assets				696	83	(46)
Derivative financial assets:
Interest rate derivatives	Option pricing model	Interest rate volatility	9%/94%	1,056	11	(3)

				1,056

Financial assets carried at fair value				5,438

Derivative financial liabilities:
Interest rate derivatives	Option pricing model	Interest rate volatility	9%/94%	804	—	—

				804

Financial liabilities carried at fair value				804

(1)	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
(2)	The range represents the highest and lowest inputs used in the level 3 valuations.
(3)	Underlying asset/net asset values represent fair value.